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                    METLIFE INSURANCE COMPANY OF CONNECTICUT
          MetLife of CT Separate Account Eleven for Variable Annuities

                        SCUDDER ADVOCATE ADVISOR ANNUITY
                  SCUDDER ADVOCATE ADVISOR-ST1 VARIABLE ANNUITY
                        SCUDDER ADVOCATE REWARDS ANNUITY

        SUPPLEMENT DATED DECEMBER 14, 2009 (AS REVISED DECEMBER 15, 2009)
             TO THE PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

The information below supplements, and to the extent inconsistent therewith, replaces information contained in the Prospectuses for the above-named variable annuity contracts. This supplement should be read carefully in its entirety and kept together with the Prospectus for future reference.

1. UNDERLYING FUND REORGANIZATION

Effective on or about December 14, 2009, the assets of Credit Suisse Trust--International Equity Flex II Portfolio (the "Acquired Portfolio"), were transferred to Credit Suisse Trust--International Equity Flex III Portfolio (the "Acquiring Portfolio") in exchange for shares of beneficial interest of the Acquiring Portfolio. The Acquired Portfolio was liquidated and shares of beneficial interest of the Acquiring Portfolio with the same aggregate net asset value as their shares of beneficial interest of the Acquired Portfolio were distributed on a tax-free basis to the shareholders of the Acquired Portfolio.

Any elections existing Contract Owners have on file for the Acquired Portfolio for the allocation of Contract Value will be redirected to the Acquiring Portfolio. References in the Prospectus and Statement of Additional Information to the Acquired Portfolio, including references to the Monitored Portfolios in the Transfers section of the Prospectus, are deemed to refer to the Acquiring Portfolio.

The following table presents the Acquiring Portfolio's management fee, distribution and/or service (12b-1) fees, and other expenses. The Acquiring Portfolio provided this information and we have not independently verified it.

                                              DISTRIBUTION                                        CONTRACTUAL
                                                 AND/OR                  ACQUIRED     TOTAL           FEE         NET TOTAL
                                                 SERVICE                   FUND       ANNUAL        WAIVER         ANNUAL
                                 MANAGEMENT      (12B-1)       OTHER     FEES AND   OPERATING   AND/OR EXPENSE    OPERATING
UNDERLYING FUND:                     FEE          FEES       EXPENSES   EXPENSES*    EXPENSES    REIMBURSEMENT   EXPENSES**
----------------                 ----------   ------------   --------   ---------   ---------   --------------   ----------
CREDIT SUISSE TRUST
   International Equity
      Flex III Portfolio (1)..      1.00%          --          1.35%        --         2.35%          --            2.35%

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.

** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

(1) The information shown in this table is estimated for the fiscal year ending December 31, 2009 in order to reflect anticipated expenses.

Please be advised that our forms and communications with you may temporarily continue to refer to the Acquired Portfolio until we are able to revise such documents.

2. MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

The information in the table below replaces the disclosure regarding the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements, contained in


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the subsection of the prospectus titled "Minimum and Maximum Total Annual
Underlying Fund Operating Expenses."

                                                                                   MINIMUM   MAXIMUM
                                                                                   -------   -------
TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES
   (expenses that are deducted from Underlying Fund assets, including management
   fees, distribution and/or service (12b-1) fees, and other expenses)               0.52%     2.35%

3. EXAMPLE

The information below replaces the table contained in the section of the prospectuses titled "Example."

Scudder Advocate Advisor Annuity:

                                                                                               IF CONTRACT IS NOT
                                                         IF CONTRACT IS SURRENDERED       SURRENDERED OR ANNUITIZED AT
                                                        AT THE END OF PERIOD SHOWN:         THE END OF PERIOD SHOWN:
                                                      -------------------------------   --------------------------------
                                                        1       3        5       10                3        5       10
FUNDING OPTION                                        YEAR    YEARS    YEARS    YEARS   1 YEAR   YEARS    YEARS    YEARS
--------------                                        ----   ------   ------   ------   ------  ------   ------   ------
UNDERLYING FUND WITH MAXIMUM TOTAL ANNUAL OPERATING
   EXPENSES .......................................   $548   $1,636   $2,713   $5,359    $548   $1,636   $2,713   $5,359
UNDERLYING FUND WITH MINIMUM TOTAL ANNUAL OPERATING
   EXPENSES .......................................   $369   $1,117   $1,879   $3,850    $369   $1,117   $1,879   $3,850

Scudder Advocate Advisor-ST1 Variable Annuity:

                                                                                               IF CONTRACT IS NOT
                                                         IF CONTRACT IS SURRENDERED       SURRENDERED OR ANNUITIZED AT
                                                        AT THE END OF PERIOD SHOWN:         THE END OF PERIOD SHOWN:
                                                      -------------------------------   --------------------------------
                                                        1       3        5       10                3         5       10
FUNDING OPTION                                        YEAR    YEARS    YEARS   YEARS    1 YEAR    YEARS    YEARS    YEARS
--------------                                        ----   ------   ------   ------   ------   ------   ------   ------
UNDERLYING FUND WITH MAXIMUM TOTAL ANNUAL OPERATING
   EXPENSES .......................................   $560   $1,671   $2,769   $5,454    $560    $1,671   $2,769   $5,454
UNDERLYING FUND WITH MINIMUM TOTAL ANNUAL OPERATING
   EXPENSES .......................................   $382   $1,154   $1,940   $3,966    $382    $1,154   $1,940   $3,966

Scudder Advocate Rewards Annuity:

                                                                                                  IF CONTRACT IS NOT
                                                          IF CONTRACT IS SURRENDERED         SURRENDERED OR ANNUITIZED AT
                                                         AT THE END OF PERIOD SHOWN:           THE END OF PERIOD SHOWN:
                                                      ---------------------------------   ---------------------------------
                                                        1         3        5       10                 3        5       10
FUNDING OPTION                                         YEAR     YEARS    YEARS    YEARS   1 YEAR    YEARS    YEARS    YEARS
--------------                                        ------   ------   ------   ------   ------   ------   ------   ------
UNDERLYING FUND WITH MAXIMUM TOTAL ANNUAL OPERATING
   EXPENSES .......................................   $1,349   $2,359   $3,258   $5,368    $549    $1,639   $2,718   $5,368
UNDERLYING FUND WITH MINIMUM TOTAL ANNUAL OPERATING
   EXPENSES .......................................   $1,170   $1,840   $2,425   $3,860    $370    $1,120   $1,885   $3,860

MORE INFORMATION ABOUT THE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE PROSPECTUSES, AS SUPPLEMENTED, FOR THE UNDERLYING FUNDS. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1- 866-376-0389.

The Other Expenses of the Acquired Portfolio for the year ended December 31, 2008 as provided by the Acquired Portfolio and listed in the "Underlying Fund Fees and Expenses" table are incorrect. The correct ratio for Other Expenses was 1.42%, and the correct Total Annual Operating Expenses and Net Total Annual Operating Expenses were 2.68%.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.